Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury shares
Balance (in shares) at Dec. 31, 2022		230,829
Balance (in shares) at Dec. 31, 2022						(3,113)
Balance at Dec. 31, 2022	$ 3,466,611	$ 2,702	$ 1,868,015	$ 2,160,173	$ (404,091)	$ (160,188)
Increase (Decrease) in Stockholders' Equity
Net income	341,303			341,303
Other comprehensive income (loss)	(29,739)				(29,739)
Issuance of common shares in connection with stock plan (in shares)						873
Issuance of common shares in connection with stock plan	164			(44,676)		$ 44,840
Tax withholding related to vesting of stock awards (in shares)						(387)
Tax withholding related to vesting of stock awards	(17,675)					$ (17,675)
Share-based compensation	47,100		47,100
Balance (in shares) at Dec. 31, 2023		230,829
Balance (in shares) at Dec. 31, 2023						(2,627)
Balance at Dec. 31, 2023	$ 3,807,764	$ 2,702	1,915,115	2,456,800	(433,830)	$ (133,023)
Increase (Decrease) in Stockholders' Equity
Capital repayments (shares)	(6,925)					(79)
Capital repayment	$ (292,773)	$ (101)	(292,672)
Net income	83,591			83,591
Other comprehensive income (loss)	(40,709)				(40,709)
Issuance of common shares in connection with stock plan (in shares)						1,734
Issuance of common shares in connection with stock plan				(92,269)		$ 92,269
Tax withholding related to vesting of stock awards (in shares)						(800)
Tax withholding related to vesting of stock awards	(34,161)					$ (34,161)
Share-based compensation	$ 43,627		43,627
Balance (in shares) at Dec. 31, 2024		223,904
Balance (in shares) at Dec. 31, 2024	(1,614)					(1,614)
Balance at Dec. 31, 2024	$ 3,567,339	$ 2,601	1,666,070	2,448,122	(474,539)	$ (74,915)
Increase (Decrease) in Stockholders' Equity
Capital repayments (shares)	(6,219)					(45)
Capital repayment	$ (280,182)	$ (72)	(280,110)
Net income	424,880			424,880
Other comprehensive income (loss)	97,230				97,230
Cash dividends declared, $0.25 per share	(54,243)			(54,243)
Issuance of common shares in connection with stock plan (in shares)						1,473
Issuance of common shares in connection with stock plan				(70,369)		$ 70,369
Tax withholding related to vesting of stock awards (in shares)						(668)
Tax withholding related to vesting of stock awards	(27,270)					$ (27,270)
Share-based compensation	$ 50,400		50,400
Balance (in shares) at Dec. 31, 2025		217,685
Balance (in shares) at Dec. 31, 2025	(764)					(764)
Balance at Dec. 31, 2025	$ 3,778,154	$ 2,529	$ 1,436,360	$ 2,748,390	$ (377,309)	$ (31,816)